Non-controlling Interest	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Non-controlling Interest
NOTE 50.
NON-CONTROLLING
INTEREST

The following tables provide information about each subsidiary that has a non-controlling
interest.
The
non-controlling
equity investment percentages and votes as of the indicated dates are as follows:

Company	Place of Business	12.31.21	12.31.20
Galicia Broker Asesores de Seguros S.A.	CABA -Argentina	0.01%	0.01%
Changes in the Group’s
non-controlling
interests as of the indicated dates were as follows:

Company	Balance as of 12.31.20	Purchases / Contributions / Sales	Cash Dividends	Profit Sharing in income (loss) for the Year	Balance as of 12.31.21
Galicia Broker Asesores de Seguros S.A.	5	—	—	—	5

Total	5	—	—	—	5

Company	Balance as of 12.31.19	Purchases / Contributions / Sales	Cash Dividends	Profit Sharing in income (loss) for the Year	Balance as of 12.31.20
Cobranzas Regionales S.A.	(40,205)	40,205	—	—	—
Galicia Broker Asesores de Seguros S.A.	6	—	—	(1)	5
Galicia Retiro Compañía de Seguros S.A.	6	—	—	(6)	—
Galicia Seguros S.A.U.	8	—	—	(8)	—
Naranja Digital Compañía Financiera S.A.U.	(30,976)	30,976	—	—	—
Ondara S.A.	17,180	(17,180)	—	—	—
Tarjeta Naranja S.A.	5,192,243	(5,192,243)	—	—	—
Tarjetas Regionales S.A.	806,671	(1,104,438)	(217,120)	514,887	—

Total	5,944,933	(6,242,680)	(217,120)	514,872	5

Company	Balance as of 12.31.18	Purchases / Contributions / Sales	Cash Dividends	Profit Sharing in income (loss) for the Year	Balance as of 12.31.19
Cobranzas Regionales S.A.	36,719	—	—	(76,924)	(40,205)
Galicia Broker Asesores de Seguros S.A.	6	—	—	—	6
Galicia Retiro Compañía de Seguros S.A.	6	—	—	—	6
Galicia Seguros S.A.U.	8	—	—	—	8
Naranja Digital Compañía Financiera S.A.U.	—	—	—	(30,976)	(30,976)
Ondara S.A.	19,110	—	—	(1,930)	17,180
Tarjeta Naranja S.A.	4,711,768	—	—	480,475	5,192,243
Tarjetas Regionales S.A.	677,560	271,671	—	(142,560)	806,671

Total	5,445,177	271,671	—	228,085	5,944,933

Summary information on subsidiaries is detailed in Note 15.